Summary of significant accounting policies (Contract Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Unbilled loans mature amounted	$ 0	$ 0
Balance	7,000	3,000	$ 8,000
Revenue recognized from beginning contract liability balance	(7,000)	(3,000)	(8,000)
Advances received from customers related to unsatisfied performance obligations	10,000	7,000	3,000
Balance	$ 10,000	$ 7,000	$ 3,000